Benefit Plans (Fair Value Measurements for Pension Plan Assets) (Details) - Pension [Member] - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Total Pension Plan Assets	$ 365.1	$ 352.0	$ 312.9
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Pension Plan Assets	1.9	1.9
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Pension Plan Assets	363.2	350.1
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Pension Plan Assets	0.0	0.0
U.S. Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Equity Securities	153.8	142.9
U.S. Equities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Equity Securities	0.0	0.0
U.S. Equities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Equity Securities	153.8	142.9
U.S. Equities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Equity Securities	0.0	0.0
Mutual Fund - Debt
Defined Benefit Plan Disclosure [Line Items]
Total Equity Securities	144.6	115.6
Mutual Fund - Debt | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Equity Securities	0.0	0.0
Mutual Fund - Debt | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Equity Securities	144.6	115.6
Mutual Fund - Debt | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Equity Securities	0.0	0.0
Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Equity Securities	1.9	1.9
Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Equity Securities	1.9	1.9
Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Equity Securities	0.0	0.0
Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Equity Securities	0.0	0.0
US Government Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Total Equity Securities	64.8	89.1
US Government Debt Securities | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Equity Securities	0.0	0.0
US Government Debt Securities | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Equity Securities	64.8	89.1
US Government Debt Securities | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Equity Securities	$ 0.0	0.0
Core Property Collective Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Other Investments		2.5
Core Property Collective Fund [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Other Investments		0.0
Core Property Collective Fund [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Other Investments		2.5
Core Property Collective Fund [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Other Investments		$ 0.0